Property and Equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property and Equipment	Property and Equipment
(1)Details of property and equipment as of December 31, 2025 and 2024 are as follows:

	December 31, 2025
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 8,136	₩ (6,638)	₩ 1,498
Furniture and fixture	1,850	(1,659)	191
Construction in Progress	—	—	—
Vehicle	9	(9)	—
Leasehold improvements	3,772	(3,028)	744
Right-of-use assets	13,490	(5,153)	8,337
Total	₩ 27,257	₩ (16,487)	₩ 10,770

	December 31, 2024
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 7,360	₩ (5,966)	₩ 1,394
Furniture and fixture	1,845	(1,625)	220
Construction in progress	—	—	—
Vehicle	9	(9)	—
Leasehold improvements	3,528	(2,349)	1,179
Right-of-use assets	13,087	(5,923)	7,164
Total	₩ 25,829	₩ (15,872)	₩ 9,957
(2)Changes in property and equipment for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,394	₩ 220	₩ —	₩ —	₩ 1,179	₩ 7,164	₩ 9,957
Lease	—	—	—	—	—	22	22
Acquisitions/Capital expenditure	770	116	—	—	182	5,815	6,883
Depreciation	(679)	(143)	—	—	(649)	(4,740)	(6,211)
Disposals/Disposition/Removals	—	—	—	—	—	—	—
Reclassification	—	—	—	—	—	—	—
Foreign exchange differences	13	(2)	—	—	32	76	119
Ending balance	₩ 1,498	₩ 191	₩ —	₩ —	₩ 744	₩ 8,337	₩ 10,770

	2024
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,536	₩ 267	₩ 1,209	₩ 1	₩ 517	₩ 6,621	₩ 10,151
Leases	—	—	—	—	—	131	131
Acquisitions/Capital expenditure	475	130	—	—	11	4,781	5,397
Depreciation	(650)	(180)	—	(1)	(639)	(4,553)	(6,023)
Disposals/Disposition/Removals	—	—	—	—	—	—	—
Reclassification	—	—	(1,291)	—	1,291	—	—
Foreign exchange differences	33	3	82	—	(1)	184	301
Ending balance	₩ 1,394	₩ 220	₩ —	₩ —	₩ 1,179	₩ 7,164	₩ 9,957

	2023
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of-use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,113	₩ 338	₩ —	₩ 4	₩ 727	₩ 5,958	₩ 8,140
Leases	—	—	—	—	—	261	261
Acquisitions/Capital expenditure	1,065	105	1,209	—	82	4,443	6,904
Depreciation	(656)	(177)	—	(3)	(300)	(4,116)	(5,252)
Disposals/Disposition/Removals	—	(1)	—	—	—	—	(1)
Reclassification	(1)	1	—	—	—	—	—
Foreign exchange differences	15	1	—	—	8	75	99
Ending balance	₩ 1,536	₩ 267	₩ 1,209	₩ 1	₩ 517	₩ 6,621	₩ 10,151
(3)Classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(In millions of Korean won)
Cost of revenues	₩ 1,924	₩ 1,750	₩ 1,853
Selling, general and administrative expenses	4,261	4,240	3,369
Research and development	26	33	30
Total	₩ 6,211	₩ 6,023	₩ 5,252
(4)As of the end of the reporting period, there are no property and equipment that are pledged as collateral for the Group’s debts.